SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS

In February, 2012, the Company sold an additional $2,600,000 of Secured Notes and warrants in the final closing of the September Offering (see NOTE 14 – PRIVATE PLACEMENTS), bringing the total amount raised in the September Offering to $6,600,000.

In February, 2012, two stockholders holding a total of 206,667 shares of AbTech Industries Series A Preferred Stock elected to convert such shares into 1,321,908 shares of ABHD common stock in accordance with the terms of the Merger Agreement (see Note 12 – REVERSE ACQUISITION TRANSACTION).